(Loss) / Profit per share (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of basic and diluted earnings per share
As of April 3, 2018, the Predecessor Company does not hold any potential dilutive shares nor any antidilutive potential share; therefore, there are no differences with the basic earnings (loss) per share.

Predecessor For the period from January 1, 2018 through April 3, 2018
Net (loss) for the period	(6,649)
Weighted average number of outstanding common shares	95,443,572

Basic and diluted (losses) per common share (US per share)	(0.070)

As of December 31, 2018, 2019 and 2020, the Successor Company has shares that can potentially be dilutive.

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018
Net (loss) for the period/year	(102,749)	(32,723)	(26,382)
Weighted average number of outstanding common shares	87,473,056	80,068,287	70,409,317

Basic and diluted (loss) per common share (US per share)	(1.175)	(0.409)	(0.375)